1801 California St., Suite 5200 Denver, Colorado 80202

September 4, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

Re:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system, a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”). In this regard, we certify that the Registrant’s Prospectus dated August 31, 2018, otherwise required to be filed under paragraph (c) of Rule 497 of the Securities Act, does not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 263) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on August 30, 2018 via EDGAR (Accession Number 0001193125-18-263300).

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan

Timothy J. Bresnahan

Senior Counsel

Transamerica Asset Management, Inc.